UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Hodges Fund
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 93.0%
	Aerospace & Defense: 1.3%
100,000	The Boeing Co.	$4,267,000

	Airlines: 17.0%
2,200,000	AMR Corp.	23,474,000
1,350,000	Continental Airlines, Inc.*	24,381,000
1,200,000	Southwest Airlines Co.	10,344,000
		58,199,000
	Auto Components: 0.3%
188,571	Westport Innovations, Inc.*	961,712
		.
	Capital Markets: 1.0%
710,000	U.S. Global Investors, Inc. - Class A	3,471,900

	Commercial Services & Supplies: 1.1%
1,370,000	A.T. Cross Co. - Class A*(1)(2)	3,808,600

	Construction Materials: 6.9%
200,000	Northwest Pipe Co.*	8,522,000
450,000	Texas Industries, Inc.	15,525,000
		24,047,000
	Electronic Equipment & Instruments: 0.5%
582,400	Napco Security Systems, Inc.*	751,296
974,200	Wireless Ronin Technologies, Inc.*(1)	798,844
		1,550,140
	Energy Equipment & Services: 12.3%
400,000	Atwood Oceanics, Inc.*	6,112,000
73,000	Bristow Group, Inc.	1,955,670
255,000	Halliburton Co.	4,635,900
200,000	Helmerich & Payne, Inc.	4,550,000
150,000	National-Oilwell, Inc.*	3,666,000
225,000	Schlumberger, Ltd.	9,524,250
250,000	Transocean, Inc.*	11,812,500
		42,256,320
	Food & Staples Retailing: 2.5%
410,000	PriceSmart, Inc.	8,470,600

	Food Products: 4.1%
370,000	Cal-Maine Foods, Inc.	10,619,000
600,000	Rocky Mountain Chocolate Factory, Inc.(1)(2)	3,186,000
		13,805,000
	Health Care Equipment & Supplies: 0.2%
100,000	Boston Scientific Corp.*	774,000

	Hotels, Restaurants & Leisure: 4.9%
100,000	Cracker Barrel Old Country Store, Inc.	2,059,000
100,000	Gaylord Entertainment Co.*	1,084,000
1,000,000	Krispy Kreme Doughnuts, Inc.*	1,680,000
1,000,000	Luby's, Inc.*	4,190,000
830,000	Starbucks Corp.*	7,851,800
		16,864,800
	Machinery: 10.7%
100,000	Caterpillar, Inc.	4,467,000
390,000	Cummins, Inc.	10,424,700
170,000	Flowserve Corp.	8,755,000
200,000	Terex Corp.	3,464,000
600,000	Trinity Industries, Inc.	9,456,000
		36,566,700
	Marine: 0.9%
275,000	DryShips, Inc.	2,931,500

	Media: 0.2%
5,600,000	Sirius XM Radio, Inc.*	672,000

	Metals & Mining: 7.5%
220,000	Cliff's Natural Resources, Inc.	5,634,200
1,200,000	Commercial Metals Co.	14,244,000
150,000	United States Steel Corp.	5,580,000
		25,458,200
	Oil, Gas & Consumable Fuels: 13.3%
707,000	Chesapeake Energy Corp.	11,432,190
100,000	ConocoPhillips	5,180,000
400,100	Cubic Energy, Inc.*	536,134
200,000	Devon Energy Corp.	13,142,000
150,000	Exxon Mobil Corp.	11,974,500
135,000	GMX Resources, Inc.*	3,418,200
		45,683,024
	Personal Products: 0.4%
400,900	Female Health Co.*	1,423,195

	Road & Rail: 5.6%
230,000	Burlington Northern Santa Fe Corp.	17,413,300
100,000	Kansas City Southern	1,905,000
		19,318,300
	Textiles, Apparel & Luxury Goods: 0.8%
2,200,000	Crocs, Inc.*	2,728,000

	Transportation Infrastructure: 1.5%
300,000	Aegean Marine Petroleum Network, Inc.	5,088,000

	TOTAL COMMON STOCKS
	(Cost $510,806,795)	318,344,991

	PARTNERSHIPS & TRUSTS: 3.5%
375,000	Mesabi Trust	3,251,250
373,700	Texas Pacific Land Trust	8,632,470
		11,883,720
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $18,203,052)	11,883,720

Principal		Value
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS: 0.4%
$1,270,000	United States Treasury Bills	1,270,000

	TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS
	(Cost $1,270,000)	1,270,000

Contracts		Value
	CALL OPTIONS PURCHASED: 0.0%
	AMR Corp.
1,980	Expiration: January, 2009, Exercise Price: $20.00	4,950

	Dell, Inc.
500	Expiration: January, 2009, Exercise Price: $22.50	250

	Schlumberger Ltd.
300	Expiration: January, 2009, Exercise Price: $80.00	750

	YRC Worldwide, Inc.
500	Expiration: January, 2009, Exercise Price: $15.00	8,750

	TOTAL PURCHASED OPTIONS
	(Cost $3,858,140)	14,700

Shares		Value
	SHORT-TERM INVESTMENT: 3.8%
13,099,633	Fidelity Institutional Money Market Portfolio	13,099,633

	TOTAL SHORT-TERM INVESTMENT
	(Cost $13,099,633)	13,099,633

	TOTAL INVESTMENTS IN SECURITIES: 100.7%
	(Cost $547,237,620)	344,613,044
	Liabilities in Excess of Other Assets: (0.7)%	(3,014,568)
	TOTAL NET ASSETS: 100.0%	$341,598,476

* Non-income producing security.
(1) Affiliated Company as defined by the Investment Company Act of 1940.
(2) Security is considered illiquid. As of December 31, 2008, the value of these investments was $6,994,600 or 2.0% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows+:

Cost of investments	$552,295,129
Gross unrealized appreciation	12,214,409
Gross unrealized depreciation	(219,896,494)
Net unrealized depreciation	$(207,682,085)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN at December 31, 2008 (Unaudited)

Contracts		Value
	PUT OPTIONS
	Transocean, Ltd.
300	Expiration: February, 2009, Exercise Price: $40.00	$60,000

	TOTAL OPTIONS WRITTEN	60,000
	(Premiums received $95,250)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$344,613,044.00	$(60,000.00)
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$344,613,044.00	$(60,000.00)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)
Shares		Value
	COMMON STOCKS: 92.7%
	Aerospace & Defense: 3.0%
40,000	KBR, Inc.	$608,000

	Airlines: 10.5%
80,000	AMR Corp.	853,600
70,000	Continental Airlines, Inc.*	1,264,200
		2,117,800
	Capital Markets: 3.8%
100,000	Penson Worldwide, Inc.*	762,000

	Commercial Services & Supplies: 3.4%
50,000	A.T. Cross Co. - Class A*(1)	139,000
30,000	The Geo Group, Inc.*	540,900
		679,900
	Electrical Equipment: 4.8%
17,000	AZZ, Inc.*	426,700
30,000	Baldor Electric Co.	535,500
		962,200
	Electronic Equipment & Instruments: 0.4%
95,000	Wireless Ronin Technologies, Inc.*	77,900

	Energy Equipment & Services: 5.1%
50,000	Atwood Oceanics, Inc.*	764,000
10,000	Bristow Group, Inc.	267,900
		1,031,900
	Food & Staples Retailing: 2.7%
26,505	PriceSmart, Inc.	547,593

	Food Products: 5.0%
28,000	Cal-Maine Foods, Inc.	803,600
150,000	Pilgrim's Pride Corp.	94,500
20,000	Rocky Mountain Chocolate Factory, Inc.(1)	106,200
		1,004,300
	Health Care Providers & Services: 0.9%
5,000	Emergency Medical Services, Inc.*	183,050

	Hotels Restaurants & Leisure: 3.3%
35,000	Gaylord Entertainment Co.*	379,400
125,000	Krispy Kreme Doughnuts, Inc.*	210,000
20,000	Luby's, Inc.*	83,800
		673,200
	Insurance: 1.3%
20,000	Ehealth, Inc.*	265,600

	Internet & Catalog Reatail: 1.7%
50,000	Sport Supply Group, Inc.	350,000

	IT Services: 0.4%
200,000	Points International, Ltd.*	79,000

	Machinery: 8.9%
25,000	Alamo Group, Inc.	373,750
10,000	CIRCOR International, Inc.	275,000
25,000	Titan Machinery, Inc.*	351,500
50,000	Trinity Industries, Inc.	788,000
		1,788,250
	Marine: 7.9%
50,000	Dryships, Inc.	533,000
25,000	Genco Shipping & Trading, Ltd	370,000
25,000	Kirby Corp.*	684,000
		1,587,000
	Metals & Mining: 12.1%
15,000	Cliff's Natural Resources, Inc.	384,150
90,000	Commercial Metals Co.	1,068,300
25,000	Massey Energy Co.	344,750
15,000	Northwest Pipe Co.*	639,150
		2,436,350
	Oil, Gas & Consumable Fuels: 11.1%
25,000	Alon USA Energy, Inc.	228,750
50,000	Crosstex Energy, Inc.	195,000
175,000	Cubic Energy, Inc.*	234,500
15,000	Encore Acquisition Co.*	382,800
38,100	GMX Resources, Inc.	964,692
120,000	Parallel Petroleum Corp.	241,200
		2,246,942
	Road & Rail: 1.9%
20,000	Kansas City Southern	381,000

	Specialty Retail: 1.6%
20,000	Sally Beauty Holdings*	113,800
25,000	Stage Stores, Inc.	206,250
		320,050
	Textiles, Apparel & Luxury Goods: 1.2%
60,000	Crocs, Inc.*	74,400
10,000	Fossil, Inc.*	167,000
		241,400
	Transportation Infrastructure: 1.7%
20,000	Aegean Marine Petroleum Network, Inc.	339,200

	TOTAL COMMON STOCKS
	(Cost $23,361,754)	18,682,635

	PARTNERSHIP & TRUST: 4.8%
20,000	Prologis	277,800
30,000	Texas Pacific Land Trust	693,000
		970,800
	TOTAL PARTNERSHIP & TRUST
	(Cost $1,059,196)	970,800

	SHORT-TERM INVESTMENT: 5.3%
1,072,310	Fidelity Institutional Money Market Portfolio	1,072,310

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,072,310)	1,072,310

	TOTAL INVESTMENTS IN SECURITIES: 102.8%
	(Cost $25,493,260)	20,725,745
	Liabilities in Excess of Other Assets: (2.8)%	(568,615)
	TOTAL NET ASSETS: 100.00%	$20,157,130

*Non-income producing security.
(1) Security is considered illiquid. As of December 31, 2008, the value of these investments was $245,200 or 1.2% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows+:

Cost of investments	$25,493,260
Gross unrealized appreciation	1,663,658
Gross unrealized depreciation	(6,431,173)
Net unrealized depreciation	$(4,767,515)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN at December 31, 2008 (Unaudited)

Contracts		Value
	CALL OPTIONS
	Northwest Pipe Co.
100	Expiration: March, 2009, Exercise Price: $40.00	$85,000

	TOTAL OPTIONS WRITTEN	85,000
	(Premiums received $58,250)

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$20,725,745.00	$(85,000.00)
Level 2 - Other Significant observable inputs
Level 3 - Significant unobservable inputs
Total	$20,725,745.00	$(85,000.00)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 20, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 19, 2009

* Print the name and title of each signing officer under his or her signature.